Bonds and Loans - Additional Information (Details)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowing availability | ¥	¥ 300,000,000,000
Senior Variable Rate Notes EUR due 2020
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 1,000,000,000
Senior Variable Rate Notes EUR due 2020 | EURIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.55%	0.55%	0.55%
Senior Variable Rate Notes EUR due 2022
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 750,000,000
Senior Variable Rate Notes EUR due 2022 | EURIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	1.10%	1.10%	1.10%
Senior Fixed Rate Notes EUR due 2020
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 1,250,000,000
Interest rate	0.375%	0.375%	0.375%
Senior Fixed Rate Notes EUR due 2022
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 1,500,000,000
Interest rate	1.125%	1.125%	1.125%
Senior Fixed Rate Notes EUR due 2026
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 1,500,000,000
Interest rate	2.25%	2.25%	2.25%
Senior Fixed Rate Notes EUR due 2030
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | €		€ 1,500,000,000
Interest rate	3.00%	3.00%	3.00%
Senior Fixed Rate Notes USD due 2020
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 1,000,000,000
Interest rate	3.80%	3.80%	3.80%
Senior Fixed Rate Notes USD due 2021
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 1,250,000,000
Interest rate	4.00%	4.00%	4.00%
Senior Fixed Rate Notes USD due 2023
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 1,500,000,000
Interest rate	4.40%	4.40%	4.40%
Senior Fixed Rate Notes USD due 2028
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 1,750,000,000
Interest rate	5.00%	5.00%	5.00%
Syndicated Loans due 2019
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount | ¥	¥ 500,000,000,000
Syndicated Loans due 2019 | TIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.10%	0.10%	0.10%
Syndicated Loans due 2024
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 7,500,000,000
Syndicated Loans due 2024, EUR tranche
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount		€ 3,057,000,000	3,500,000,000
Syndicated Loans due 2024, USD tranche
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			4,000,000,000
Japan Bank for International Cooperation due 2025
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 3,700,000,000
Japan Bank for International Cooperation due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.60%	0.60%	0.60%
Unsecured Senior Notes due 2019
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 3,300,000,000
Interest rate	1.90%	1.90%	1.90%
Unsecured Senior Notes due 2021
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 3,300,000,000
Interest rate	2.40%	2.40%	2.40%
Unsecured Senior Notes due 2023
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 2,500,000,000
Interest rate	2.875%	2.875%	2.875%
Unsecured Senior Notes due 2026
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 3,000,000,000
Interest rate	3.20%	3.20%	3.20%
Unsecured Senior Notes due 2020
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 405,000,000
Interest rate	2.875%	2.875%	2.875%
Unsecured Senior Notes due 2022
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 220,000,000
Interest rate	3.60%	3.60%	3.60%
Unsecured Senior Notes due 2025
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 800,000,000
Interest rate	4.00%	4.00%	4.00%
Unsecured Senior Notes due 2045
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 500,000,000
Interest rate	5.25%	5.25%	5.25%
USD Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 2,100,000,000
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Bonds, principal amount			$ 500,000,000
Interest rate	2.45%	2.45%	2.45%
Hedged item, liabilities			$ 200,000,000
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities			$ 925,000,000
USD Syndicated Loans 2017 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.50%	0.50%	0.50%
Syndicated Loans 2013
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities | ¥	¥ 120,000,000,000
Syndicated Loans 2013 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.01%	0.01%	0.01%
Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	0.35%	0.35%	0.35%
Hedged item, liabilities			$ 575,000,000